787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.
Securities Act File No. 33-21844
Investment Company Act File No. 811-05555

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated June 29, 2018, for the AB Intermediate California Municipal Portfolio and the AB Intermediate New York Municipal Portfolio (the “Portfolios”), each a series of Sanford C. Bernstein Fund, Inc. The purpose of the filing is to submit the 497(c) filing dated June 29, 2018 in XBRL for the Portfolios.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8629.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

Enclosures

NEW YORK        WASHINGTON         HOUSTON        PARIS        LONDON        FRANKFURT         BRUSSELS        MILAN        ROME

in alliance with Dickson Minto W.S., London and Edinburgh